UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00852

SuRo Capital corp.

(Name of Registrant)

One Sansome Street, Suite 730
San Francisco, CA 94104
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of SuRo Capital Corp. (the “Company”) to be redeemed:

4.75% Convertible Senior Notes due 2023 (CUSIP: 36191JAC5) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on March 29, 2021.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) the Company’s base indenture governing the Notes, dated as of March 28, 2018 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 15.02 of the First Supplemental Indenture, dated as of March 28, 2018, between the Company and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $38,215,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of February, 2021.

SURO CAPITAL CORP.

By:	/s/ Allison Green
	Name:	Allison Green
	Title:	Chief Financial Officer, Chief Compliance Officer, Treasurer and Corporate Secretary